SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2014
Computers and electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Annual rates of depreciation	15.00%
Computers and electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Annual rates of depreciation	33.00%
Vehicles
Property, Plant and Equipment [Line Items]
Annual rates of depreciation	15.00%
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Annual rates of depreciation	7.00%
Equipment
Property, Plant and Equipment [Line Items]
Annual rates of depreciation	33.00%